Employee Benefit Expenses	12 Months Ended
Dec. 31, 2018
Employee benefit expenses [abstract]
Employee benefit expenses
12	Employee benefit expenses

	2016 RMB’000	2017 RMB’000	2018 RMB’000
Wages and salaries	1,666,806	1,769,535	1,814,991
Social welfare costs	640,710	622,854	712,556
Others	162,014	349,331	374,029
Share-based payments granted to directors and employees (Note 26,27)	18,004	11,276	(13,004)

Total employee benefit expense	2,487,534	2,752,996	2,888,572

(i)	Five highest paid individuals

For the years ended 31 December 2016, 2017 and 2018, all 5 individuals with the highest emoluments are directors and supervisors whose emoluments are disclosed in Note 34(i).